CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Sale of products	$ 5,882	$ 4,802	$ 3,273
Services rendered	826	843	639
Total revenues	6,708	5,645	3,912
Cost of revenues:
Cost of products sold	2,507	1,564	1,540
Cost of services rendered	454	456	420
Total cost of revenues	2,961	2,020	1,960
Gross profit	3,747	3,625	1,952
Research and development costs - net	682	643	494
Selling, general and administrative expenses:
Marketing and selling	1,371	1,244	921
General and administrative	734	656	802
Operating Profit (loss)	960	1,082	(265)
Financial income (expenses) - net	(134)	31	(291)
Profit (loss) before other expenses	826	1,113	(556)
Other expenses	(2)	(24)	(307)
Profit (loss) before taxes on income	824	1,089	(863)
Taxes on income
Net Profit (loss) for the year before discontinued operation	824	1,089	(863)
Loss from discontinued operation			(1,946)
Net profit from disposal of discontinued operation			5,436
Total profit from disposal of discontinued operation			3,490
Net Profit for the year	$ 824	$ 1,089	$ 2,627
Profit (loss) per share:
Basic earnings (loss) per share from continuing operations(1)	$ 0.012	$ 0.016	$ (0.012)
Diluted earnings (loss) per share from continuing operations(1)	$ 0.012	$ 0.015	$ (0.012)
Basic earnings per share from discontinued operations(1)	$ 0	$ 0	$ 0.05
Diluted earnings per share from discontinued operations(1)	$ 0	$ 0	$ 0.05
Weighted average number of shares used in Computation of loss per share -
Basic	70,042	69,653	69,653
Diluted	71,639	71,309	69,741